Note 10 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
2022	$ 11,178
2023	11,290
2024	11,913
2025	12,640
2026	13,342
2027-2031	$ 75,496